Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Unrealized income, tax	$ 2	$ 2	$ (13)
Reclassification to net earnings (loss), tax	$ 1	$ 2	$ 5